Emerging Markets Bond Strategy Fund Investment Objectives and Goals - Class A and Class C [Member] - Emerging Markets Bond Strategy Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Bond Strategy Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Emerging Markets Bond Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Advisor.